EQUIPMENT	12 Months Ended
Jun. 30, 2011
Property, Plant and Equipment [Abstract]
EQUIPMENT

5. EQUIPMENT

	2011
	Cost	Accumulated Amortization	Net book value

Camp and equipment	$565,982	$229,331	$336,651
Camp vehicles	205,692	92,754	112,938
Computer equipment	179,607	117,049	62,558
Computer software	72,363	68,886	3,477
Office fixtures and equipment	79,734	46,274	33,460
	$1,103,378	$554,294	$549,084

	2010
	Cost	Accumulated Amortization	Net book value

Camp and equipment	$511,382	$203,205	$308,177
Camp vehicles	222,726	148,998	73,728
Computer equipment	181,117	108,187	72,930
Computer software	70,178	66,486	3,692
Office fixtures and equipment	79,241	39,808	39,433
	$1,064,644	$566,684	$497,960